Cover Page	Oct. 31, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	MALIBU BOATS, INC.
Entity File Number	001-36290
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5075 Kimberly Way,
Entity Address, City or Town	Loudon,
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37774
Entity Tax Identification Number	46-4024640
City Area Code	(865)
Local Phone Number	458-5478
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01
Trading Symbol	MBUU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001590976
Amendment Flag	false